Schedule I - Condensed Financial Information Of Parent (Schedule Of Condensed Statement Of Cash Flows) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Net income	$ 828		$ 830		$ 858
Deferred income taxes and tax credits, net	1,075		648		544
Net cash provided by operating activities	3,427		4,882		3,739
Other	56		104		(113)
Net cash provided by (used in) investing activities	(5,107)		(4,526)		(3,986)
Borrowings under revolving credit facilities	140		120		358
Repayments under revolving credit facilities	0		0		(358)
Proceeds from issuance of long-term debt, net of discount and issuance costs	1,532		1,137		792
Common stock issued	1,045		751		662
Common stock dividends paid	(782)		(746)		(704)
Other	(41)		14		41
Net cash (used) in financing activities	1,575		(468)		469
Net change in cash and cash equivalents	(105)		(112)		222
Cash and cash equivalents at January 1	401		513		291
Cash and cash equivalents at December 31	296		401		513
Proceeds from issuance of long-term debt, net of premium, discount, and issuance costs	18		13		8
Cash received (paid) for:
Interest, net of amounts capitalized	(623)		(594)		(647)
Income taxes, net	(41)		114		(42)
Noncash common stock issuances	(22)		(22)		(24)
Common stock dividends declared but not yet paid	(208)		(196)		(188)
PG&E Corporation [Member]
Net income	814		816		844
Depreciation and amortization	54		51		36
Equity in earnings of subsidiaries	(848)		(817)		(852)
Deferred income taxes and tax credits, net	(10)		(31)		(26)
Noncurrent income taxes receivable/payable	0		(6)		(47)
Current income taxes receivable/payable	20		(82)		49
Other	(20)		20		(80)
Net cash provided by operating activities	10		(49)		(76)
Investment in subsidiaries	(1,371)		(1,023)		(759)
Dividends received from subsidiaries	716	[1]	716	[1]	716	[1]
Proceeds from tax equity investments	275		228		129
Other	(8)		0		0
Net cash provided by (used in) investing activities	(388)		(79)		86
Borrowings under revolving credit facilities	140		120		150
Repayments under revolving credit facilities	0		0		(150)
Common stock issued	1,045		751		662
Common stock dividends paid	(782)	[2]	(746)	[2]	(704)	[2]
Other	(1)		1		1
Net cash (used) in financing activities	402		126		(41)
Net change in cash and cash equivalents	24		(2)		(31)
Cash and cash equivalents at January 1	207		209		240
Cash and cash equivalents at December 31	231		207		209
Cash received (paid) for:
Interest, net of amounts capitalized	(23)		(20)		(20)
Income taxes, net	21		(60)		8
Noncash common stock issuances	22		22		24
Common stock dividends declared but not yet paid	$ 208		$ 196		$ 188

[1]	Because of its nature as a holding company, PG&E Corporation classifies dividends received from subsidiaries as an investing cash flow.
[2]	On January 15, April 15, July 15, October 15, 2013, PG&E Corporation paid quarterly common stock dividends of $0.455 per share. On January 15, April 15, July 15, October 15, 2012, PG&E Corporation paid a quarterly common stock dividend of $0.455 per share. On January 15, 2011, PG&E Corporation paid a quarterly common stock dividend of $0.42 per share. On April 15, July 15, and October 15, 2011, PG&E Corporation paid quarterly common stock dividends of $0.455 per share